Trade payables and other liabilities	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Trade and other payables
15
Trade payables and other liabilities

	2022	2021
(in $ millions)	$	$
Non-current liabilities
Warrant liabilities	14	54
Put options issued to non-controlling interests	93	—
Other payables	12	12
Employee defined benefit liability	13	15
	132	81
Current liabilities
Trade payables	189	167
Accrued operating expenses	370	345
Electronic wallets	263	242
Tax payables	37	29
Deposits	25	20
Contract liabilities	9	9
Others	40	32
	933	844

i)
Warrant liabilities

The Reverse Recapitalization (see Notes 1 and 11) included the issuance of 26 million warrants that entitles the holder to purchase one GHL Class A ordinary share at an exercise price of $11.50 per whole share. These warrants are exercisable as at 31 December 2022 and will expire on 1 December 2026.

The warrants are listed on NASDAQ under the trading symbol “GRABW”. Of these 26 million warrants, 12 million warrants can be exercised on a cashless basis by the holder into a variable number of shares based on volume weighted average observable price of the GHL Class A ordinary shares at the time of exercise. All the remaining warrants cannot be exercised cashless, and can be redeemed at GHL’s sole discretion at a price of $0.01 or $0.10 per warrant depending on the GHL Class A ordinary shares closing price over an observable trading period at the time of redemption. Following notice of such a redemption, holders of the warrants will have the right to exercise the warrants prior to redemption, including on a cashless basis in certain circumstances.

The terms of all warrants include a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding GHL Class A ordinary shares, the warrant holders would be entitled to receive cash for their warrants. Management considers that this feature results in the warrants being classified as liabilities measured at fair value through profit or loss, as the event is an uncertain future event that is not within the control of the Group; and therefore, the Group does not have an unconditional right to avoid delivering cash.

The warrants have been measured at the trading price. The carrying value of the warrants as at 31 December is as follows:

	2022	2021
(in $ millions)	$	$
As at 1 January	54	—
Issuance as part of Reverse Recapitalization	—	91
Change in fair value	(40)	(37)
As at 31 December	14	54

ii)
Employee defined benefit

Certain subsidiaries operate a non-contributory defined benefit pension scheme that provides retirement benefits for certain employees.

iii)
Tax payables

These amounts comprise VAT and withholding tax payables.

iv)
Financial risk management

Information about the exposure of trade and other payables to relevant financial risks (currency and liquidity risk) is disclosed in Note 24.